Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001326732
Registrant Name	Xencor, Inc.
Registration File Number
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A